Cash, Cash Equivalents and Investments	12 Months Ended
Mar. 03, 2012
Cash, Cash Equivalents and Investments [Abstract]
Cash, Cash Equivalents and Investments
4.	CASH, CASH EQUIVALENTS AND INVESTMENTS

The components of cash, cash equivalents and investments were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
As at March 3, 2012
Bank balances	$453	$—	$—	$453	$453	$—	$—
Money market funds	5	—	—	5	5	—	—
Bankers acceptances	284	—	—	284	284	—	—
Term deposits/certificates	217	—	—	217	202	15	—
Commercial paper	402	—	—	402	355	47	—
Non-U.S. treasury bills/notes	71	—	—	71	71	—	—
U.S. treasury bills/notes	114	—	—	114	40	32	42
U.S. government sponsored enterprise notes	127	—	—	127	91	24	12
Non-U.S. government sponsored enterprise notes	18	—	—	18	10	8	—
Corporate notes/bonds	165	1	—	166	16	121	29
Asset-backed securities	109	—	—	109	—	—	109
Auction rate securities	35	1	—	36	—	—	36
Other investments	109	—	—	109	—	—	109

	$2,109	$2	$—	$2,111	$1,527	$247	$337

As at February 26, 2011
Bank balances	$288	$—	$—	$288	$288	$—	$—
Money market funds	20	—	—	20	20	—	—
Bankers acceptances	468	—	—	468	468	—	—
Term deposits/certificates	125	—	—	125	109	16	—
Commercial paper	416	—	—	416	369	47	—
Non-U.S. treasury bills/notes	509	—	—	509	509	—	—
U.S. treasury bills/notes	82	—	—	82	—	40	42
U.S. government sponsored enterprise notes	190	1	—	191	8	66	117
Non-U.S. government sponsored enterprise notes	26	—	—	26	—	10	16
Corporate notes/bonds	342	4	—	346	20	150	176
Asset-backed securities	141	—	—	141	—	1	140
Auction rate securities	35	—	—	35	—	—	35
Other investments	51	—	—	51	—	—	51

	$2,693	$5	$—	$2,698	$1,791	$330	$577

Realized gains and losses on available-for-sale securities comprise the following:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010
Realized gains	$1	$2	$—
Realized losses	—	—	—

Net realized gains	$1	$2	$—

The contractual maturities of available-for-sale investments at March 3, 2012 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$1,315	$1,316
Due in one to five years	192	192
Due after five years	35	36
No fixed maturity date	5	5

	$1,547	$1,549

As at March 3, 2012 and February 26, 2011, the Company had no investments with continuous unrealized losses.

The Company engages in securities lending to generate fee income. Collateral, which exceeds the market value of the loaned securities, is retained by the Company until the underlying security has been returned to the Company. As at March 3, 2012, the company had no securities on loan.

During fiscal 2011, the Company recognized an other-than-temporary impairment charge on its auction rate securities in the amount of $6 million as a result of the lack of continuing liquidity in these securities. In valuing these securities, the Company used a multi-year investment horizon and considered the underlying risk of the securities and the current market interest rate environment. The Company has the ability and intent to hold these securities until such time that market liquidity returns to normal levels, and does not consider the principal or interest amounts on these securities to be materially at risk. The Company has not recorded any additional impairment on its auction rate securities as of March 3, 2012. As there is uncertainty as to when market liquidity for auction rate securities will return to normal, the Company has classified the auction rate securities as long-term investments on the consolidated balance sheet as at March 3, 2012.

During fiscal 2011, the Company also recognized an other-than-temporary impairment charge of $11 million against a portion of its claim on Lehman Brothers International (Europe) (“LBIE”) trust assets. These assets are represented by principal and interest payments from matured investments that were originally held at LBIE at the time of bankruptcy. The Company has classified $25 million of these holdings as other investments on the consolidated balance sheet as at March 3, 2012 and February 26, 2011. Previously, these holdings were classified as bank balances on the consolidated balance sheet as at February 27, 2010. The Company has not recorded any additional impairment on its claim of trust assets as of March 3, 2012. The classification change is represented in the consolidated statement of cash flows for the year ended February 26, 2011 as an acquisition of long-term investments.